Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

4 - PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31,
	2012	2011
Building and improvements	$227,603	$227,603
Furniture	119,810	118,187
Computers and Equipment	160,469	99,316
	507,882	445,106
Less - Accumulated depreciation	(142,865)	(92,607)
Total	$365,017	$352,499

Depreciation expense for the years ended December 31, 2012 and 2011 was approximately $51,000 and $31,000, respectively.